Revenue (Details) - Schedule of summarizes revenue by the company’s service - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Summarizes Revenue by the Company Service [Abstract]
Core Subscription Revenue	$ 13,640,744	$ 12,484,365	$ 51,862,758	$ 38,940,524
Sale of operational products recognized point in time	1,866,974	1,574,237	7,883,013	6,380,151
Total	$ 15,507,718	$ 14,058,602	$ 59,745,771	$ 45,320,675